ASSETS HELD FOR SALE Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of associates [line items]
Cost of sales	$ 28,548	$ 29,157
Income from investments in associates, joint ventures and other investments	346	423
Gains (losses) on exchange differences on translation of foreign operations, before tax	(2,992)	$ 1,761
ArcelorMittal Zenica and ArcelorMittal Prijedor
Disclosure of associates [line items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	205
Gains (losses) on exchange differences on translation of foreign operations, before tax	43
ArcelorMittal Zenica and ArcelorMittal Prijedor | Impairment loss
Disclosure of associates [line items]
Cost of sales	194
Income from investments in associates, joint ventures and other investments	11
ArcelorMittal Zenica and ArcelorMittal Prijedor | Property, plant and equipment | Impairment loss
Disclosure of associates [line items]
Cost of sales	143
ArcelorMittal Zenica and ArcelorMittal Prijedor | Current assets | Impairment loss
Disclosure of associates [line items]
Cost of sales	51
AMTBA
Disclosure of associates [line items]
Gains (losses) on exchange differences on translation of foreign operations, before tax	$ 1